Summary Of Straight-line Amortize Expenses Over Term Of Lease (Details) $ in Thousands	Jan. 01, 2019 CAD ($)
Disclosure Of Significant Accounting Policies [Abstract]
Operating lease commitment at December 31, 2018	$ 67,392
Discounted using the incremental borrowing rate at January 1, 2019	54,517
Extension options reasonably certain to be exercised	18,947
Lease obligation	$ 73,464